ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2014 and 2013 are as follows:

	Issued		Outstanding
	2014	2013	2014	2013
Series 1	1,299,900	1,299,900	1,296,900	1,296,900
Series 2	830,300	830,300	829,800	829,800
Series 3	2,882,200	2,882,200	2,854,000	2,859,200
Series 4	2,995,300	2,995,300	2,989,300	2,989,300
Series 5	489,900	489,900	489,900	489,900
Series 6	1,303,000	1,303,000	1,303,000	1,303,000
	9,800,600	9,800,600	9,762,900	9,768,100

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2014 and 2013 are as follows:

	2014	2013
Series 1	1,296,900	1,296,900
Series 2	829,800	829,800
Series 3	2,857,467	2,862,533
Series 4	2,989,300	2,990,633
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,766,367	9,772,766